Equity - Reserves for Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reserves within equity
Balance	€ 37,493	€ 47,900
Balance	44,519	37,493
Reserve for OCI on cash flow hedge derivatives
Reserves within equity
Balance	(5)	(465)
Changes of the year	(1,045)	(199)
Reversal to inventories adjustments	1	(9)
Reclassification adjustments	153	668
Balance	(896)	(5)
Reserve for OCI on cash flow hedge derivatives | Gross reserve
Reserves within equity
Balance	(7)	(656)
Changes of the year	(1,479)	(280)
Reversal to inventories adjustments	2	(12)
Reclassification adjustments	215	941
Balance	(1,269)	(7)
Reserve for OCI on cash flow hedge derivatives | Deferred tax liabilities, gross
Reserves within equity
Balance	2	191
Changes of the year	434	81
Reversal to inventories adjustments	(1)	3
Reclassification adjustments	(62)	(273)
Balance	373	2
Reserve for OCI on defined benefit plans
Reserves within equity
Balance	(158)	(166)
Changes of the year	42	9
Currency translation differences	(1)	(1)
Balance	(117)	(158)
OCI relating to equity-accounted investments	(4)	(7)
Reserve for OCI on defined benefit plans | Gross reserve
Reserves within equity
Balance	(205)	(183)
Changes of the year	119	(16)
Currency translation differences	2	(6)
Balance	(84)	(205)
Reserve for OCI on defined benefit plans | Deferred tax liabilities, gross
Reserves within equity
Balance	47	17
Changes of the year	(77)	25
Currency translation differences	(3)	5
Balance	(33)	47
Reserve for OCI on equity-accounted investments
Reserves within equity
Balance	85	53
Changes of the year	(32)	32
Currency translation differences	1
Balance	54	85
Reserve for OCI on Investments fair value
Reserves within equity
Balance	36	12
Changes of the year	105	24
Balance	€ 141	€ 36